Warrants (Details) - Schedule of warrant activity - Warrants [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Issued and outstanding
Common shares, Beginning Balance | shares					13,477
Weighted average exercise price, Beginning Balance | $ / shares		$ 28.7		$ 37.2		$ 65.28
Amount, Beginning Balance | $					$ 254
Common shares, Granted | shares	3,689,655		1,071,429		306,950
Weighted average exercise price, Granted | $ / shares		3.49		26.7		37.2
Amount, Granted | $	$ 3,099		$ 6,080		$ 2,678
Common shares, Exercised | shares					(61,189)
Weighted average exercise price, Exercised | $ / shares						37.2
Amount, Exercised | $					$ (565)
Common shares, Expired | shares	(245,761)				(13,477)
Weighted average exercise price, Expired | $ / shares		37.2				65.28
Amount, Expired | $	$ (2,350)				$ (251)
Common shares, Ending Balance | shares	4,761,084		1,317,190		245,761
Weighted average exercise price, Ending Balance | $ / shares		$ 7.43		$ 28.7		$ 37.2
Amount, Ending Balance | $	$ 8,945		$ 8,196		$ 2,116